Cash flows information	12 Months Ended
Dec. 31, 2024
Cash flows information

33.	Cash flows information

	Loan from related companies	Lease liabilities	Bank loans
	(Note 22)	(Note 23)	(Note 25)
	HK$	HK$	HK$

January 1, 2023	67,824,001	108,106,000	86,243,557

Changes from financing cash flows
Payment of bank loan	-	-	(8,489,298)
Interest paid for bank loan	-	-	(2,863,104)
Payment from loan from related companies	(13,950,673)	-	-
Interest paid for loan from related companies	(2,285,985)	-	-
Payment of principal portion of lease liabilities	-	(47,679,212)	-
Payment of interest portion of lease liabilities	-	(6,300,014)	-

Total changes from financing cash flows	(16,236,658)	(53,979,226)	(11,352,402)

Other changes
Increase in lease liabilities from entering into new lease (Note 13)	-	40,840,565	-
Increase in lease liabilities from modification (Note 13)	-	3,010,450	-
Interest on lease liabilities (Note 7)	-	6,300,014	-
Exchange difference	-	(181)	-
Interest on bank loan (Note 7)	-	-	2,863,104
Interest on loan from related companies (Note 7)	2,285,985	-	-
Transfer to liabilities classified as held for sale	-	(27,294,255)	-

Total other changes	2,285,985	22,856,593	2,863,104

December 31, 2023	53,873,328	76,983,367	77,754,259

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2024, 2023 and 2022

33.	Cash flows information (continued)

	Loan from related companies	Lease liabilities	Bank loans
	(Note 22)	(Note 23)	(Note 25)
	HK$	HK$	HK$

Changes from financing cash flows
Payment of bank loan	-	-	(7,569,370)
Interest paid for bank loan	-	-	(2,645,713)
Payment from loan from related companies	(10,190,497)	-	-
Interest paid for loan from related companies	(1,950,246)	-	-
Payment of principal portion of lease liabilities	-	(48,883,789)	-
Payment of interest portion of lease liabilities	-	(5,594,836)	-

Total changes from financing cash flows	(12,140,743)	(54,478,625)	(10,215,083)

Other changes
Increase in lease liabilities from entering into new lease (Note 13)	-	26,786,998	-
Increase in lease liabilities from modification (Note 13)	-	16,222,827	-
Interest on lease liabilities (Note 7)	-	5,594,836	-
Written back on disposal	-	3,307,941	-
Exchange difference	-	(306)	-
Interest on bank loan (Note 7)	-	-	2,645,713
Interest on loan from related companies (Note 7)	1,950,246	-	-

Total other changes	1,950,246	51,912,296	2,645,713

December 31, 2024	43,682,831	74,417,038	70,184,889

December 31, 2024 (US$)	5,623,651	9,580,318	9,035,479

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2024, 2023 and 2022